Accrued Compensation and Benefits	3 Months Ended
Mar. 30, 2018
Vencore Holding Corp. and KGS Holding Corp.
Schedule of Payables and Accruals [Line Items]
Accrued Compensation and Benefits
Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following (in thousands):

	As of December 31,		As of March 30,
	2016	2017	2018
			(Unaudited)
Vendor payables	$46,799	$48,329	$49,334
Accrued expenses	16,753	32,004	32,791
Total accounts payable and accrued expenses	$63,552	$80,333	$82,125

Vendor payables consist of all invoices received but not yet paid by the Company. Accrued expenses include direct and indirect contract accruals.
Accrued Compensation and Benefits

Accrued compensation and benefits consisted of the following (in thousands):

	As of December 31,		As of March 30,
	2016	2017	2018
			(Unaudited)
Paid time off	$30,421	$28,956	$31,317
Accrued payroll and payroll taxes	25,697	26,213	15,619
Incentive bonus plan	16,142	16,829	5,059
Share based compensation liability	6,600	10,216	10,493
Other	721	146	435
Total accrued compensation and benefits	$79,581	$82,360	$62,923

The Company offers paid time off as a benefit to its employees, ranging from 2 to 4 weeks per year based on tenure. Accrued payroll and taxes reflect accruals for amounts to be paid in the next pay period. Share‑based compensation liability awards are offered to certain executive officers; refer to “Note 21 - Share‑Based Compensation” for additional details. Incentive bonus plans are offered to certain members of management and are based upon the Company’s financial performance and individual performance.